Debt & Non-recourse debt - Schedule of Contractual Maturities of Debt (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2017		$ 10
2017 (remaining)	$ 3
2018	10	10
2019	10	10
2020	10	10
2021	160	160
Thereafter	300	300
Long-term debt	493	500
Non-recourse Debt
Debt Instrument [Line Items]
2017		74
2017 (remaining)	30
2018	134	50
2019	228	486
2020	120	47
2021	32	39
Thereafter	74
Long-term debt	618	696
Debt and Non-recourse Debt
Debt Instrument [Line Items]
2017		84
2017 (remaining)	33
2018	144	60
2019	238	496
2020	130	57
2021	192	199
Thereafter	374	300
Long-term debt	$ 1,111	$ 1,196